Indebtedness	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt and Notes Payable
Indebtedness

4. Indebtedness

        The components of long-term debt and notes payable are as follows:

	December 31, 2012	June 30, 2013
	(in thousands)
7 5/8% senior subordinated notes	$70,000	$—
6.375% senior notes	—	600,000
Senior secured credit facilities:
Revolving loan	130,000	105,000
Term loans(1)	1,096,641	811,060
Other	6,302	14,898

Total debt	1,302,943	1,530,958
Less: current maturities	11,646	13,230

Total long-term debt	$1,291,297	$1,517,728

(1)
Presented net of unamortized discounts of $14.2 million and $7.2 million at December 31, 2012 and June 30, 2013, respectively.

        On February 20, 2013, the Company entered into an additional credit extension amendment to its senior secured credit facilities providing for a $300.0 million additional term loan tranche, (the "series B term loan") to the Company. The Company used the borrowings under the series B term loan to redeem all of its outstanding 7 5/8% senior subordinated notes due 2015 on March 22, 2013, to finance Holdings' redemption of all of its senior floating rate notes due 2015 on March 22, 2013 and to repay a portion of the balance outstanding under the Company's revolving credit facility.

        The Company recognized a loss on early retirement of debt of $0.5 million during the three months ended March 31, 2013 for unamortized debt issuance costs associated with the Company's 7 5/8% senior subordinated notes due 2015.

        Borrowings under the series B term loan bear interest at a rate equal to Adjusted LIBO plus 3.25%, or Alternate Base Rate plus 2.25%. The series B term loan amortizes in equal quarterly installments on the last day of each March, June, September and December in aggregate annual amounts equal to $3.0 million. The balance of the series B term loan is payable on February 20, 2016.

        At the time of issuing the series B term loan, the Company had additional term loan tranches outstanding including an $850.0 million term loan tranche issued on June 1, 2011 (the "original term loan") and a $275.0 million incremental term loan tranche issued August 13, 2012 (the "series A term loan"). Both the original term loan and series A term loan tranches were issued at a discount and amortize in equal quarterly installments on the last day of each March, June, September and December. The balance of both the original term loan and series A term loan are payable on June 1, 2018.

        On May 28, 2013, the Company issued and sold $600.0 million aggregate principal amount of its 6.375% senior notes due 2021. The senior notes are senior unsecured obligations of the Company and are fully and unconditionally guaranteed by all of Select's wholly owned subsidiaries. On May 28, 2013, the Company used the proceeds of the senior notes to pay a portion of the amounts outstanding on the original term loan and the series A term loan, and to pay related fees and expenses. The Company recognized a loss on early retirement of debt of $17.3 million in the three months ended June 30, 2013 in connection with the repayment of a portion of its term loans and amendment of the existing senior secured credit facility, which included the write-off of unamortized debt issuance costs.

        Interest on the senior notes accrues at the rate of 6.375% per annum and is payable semi-annually in cash in arrears on June 1 and December 1 of each year, commencing on December 1, 2013. The senior notes are the Company's senior unsecured obligations and rank equally in right of payment with all of its other existing and future senior unsecured indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The senior notes are guaranteed, jointly and severally, by the Company's direct or indirect existing and future domestic restricted subsidiaries other than certain non-guarantor subsidiaries.

        The Company may redeem some or all of the senior notes prior to June 1, 2016 by paying a "make-whole" premium. The Company may redeem some or all of the senior notes on or after June 1, 2016 at specified redemption prices. In addition, prior to June 1, 2016, the Company may redeem up to 35% of the senior notes with the net proceeds of certain equity offerings at a price of 106.375% plus accrued and unpaid interest, if any. The Company is obligated to offer to repurchase the senior notes at a price of 101% of their principal amount plus accrued and unpaid interest, if any, as a result of certain change of control events. These restrictions and prohibitions are subject to certain qualifications and exceptions.

        The Indenture relating to the senior notes contains covenants that, among other things, limit the Company's ability and the ability of certain of its subsidiaries to (i) grant liens on its assets, (ii) make dividend payments, other distributions or other restricted payments, (iii) incur restrictions on the ability of the Company's restricted subsidiaries to pay dividends or make other payments, (iv) enter into sale and leaseback transactions, (v) merge, consolidate, transfer or dispose of substantially all of their assets, (vi) incur additional indebtedness, (vii) make investments, (viii) sell assets, including capital stock of subsidiaries, (ix) use the proceeds from sales of assets, including capital stock of restricted subsidiaries, and (x) enter into transactions with affiliates. In addition, the Indenture requires, among other things, the Company to provide financial and current reports to holders of the senior notes or file such reports electronically with the U.S. Securities and Exchange Commission (the "SEC"). These covenants are subject to a number of exceptions, limitations and qualifications set forth in the Indenture.

        In connection with the issuance of the senior notes, the Company entered into a registration rights agreement on May 28, 2013 with certain guarantors of the notes named therein and J.P. Morgan Securities LLC, on behalf of itself and the other initial purchasers named therein (the "Registration Rights Agreement"). Pursuant to the Registration Rights Agreement, the Company has agreed to file an exchange offer registration statement to exchange the senior notes for substantially identical notes registered under the Securities Act unless the exchange offer is not permitted by applicable law or the policy of the SEC. The Company has also agreed to file a shelf registration statement to cover resales of notes under certain circumstances. The Company has agreed to file the exchange offer registration statement with the SEC within 150 days of the issue date of the senior notes and use commercially reasonable efforts to have the exchange offer registration statement declared effective within 240 days of the issue date and to complete the exchange offer with respect to the senior notes within 30 days of effectiveness. In addition, the Company agreed to use commercially reasonable efforts to file the shelf registration statement on or prior to the later of (i) 120 days after a filing obligation arises and (ii) 270 days after the issue date, and to use commercially reasonable efforts to cause such shelf registration statement to be declared effective by the SEC on or prior to 210 days after such filing. If the Company fails to satisfy its registration obligations under the Registration Rights Agreement, it will be required to pay additional interest to the holders of the senior notes under certain circumstances.

        On June 3, 2013, the Company amended its existing senior secured credit facilities in order to:

  •
  extend the maturity date on $293.3 million of its $300.0 million revolving credit facility from June 1, 2016 to March 1, 2018;

  •
  convert the remaining original term loan and series A term loan to a series C term loan and lower the interest rate payable on the series C term loan from Adjusted LIBO plus 3.75%, or Alternate Base Rate plus 2.75%, to Adjusted LIBO plus 3.00%, or Alternate Base Rate plus 2.00%, and amend the provision of the series C term loan from providing that Adjusted LIBO will at no time be less than 1.75% to providing that Adjusted LIBO will at no time be less than 1.00%; and

  •
  amend the restrictive covenants governing the senior secured credit facilities in order to allow for unlimited restricted payments so long as there is no event of default under the senior secured credit facilities and the total pro forma ratio of total indebtedness to Consolidated EBITDA (as defined in our senior secured credit facilities) is less than or equal to 2.75 to 1.00.

Maturities of Long-Term Debt and Notes Payable

        Maturities of the Company's long-term debt for the period from July 1, 2013 through December 31, 2013 and the years after 2013 are approximately as follows and are presented net of the discounts on the senior secured credit facility term loans (in thousands):

July 1, 2013 - December 31, 2013	$8,252
2014	9,742
2015	10,536
2016	296,134
2017	4,075
2018 and beyond	1,202,219

6. Long-Term Debt and Notes Payable

        The components of long-term debt and notes payable are shown in the following tables:

	December 31,
	2011	2012
	(In thousands)
7 5/8% senior subordinated notes	$345,000	$70,000
Senior secured credit facilities:
Revolving loan	40,000	130,000
Term loans(1)	837,974	1,096,641
Other	6,524	6,302

Total debt	1,229,498	1,302,943
Less: current maturities	10,848	11,646

Total long-term debt	$1,218,650	$1,291,297

(1)
Presented net of unamortized discount of $7.8 million and $14.2 million at December 31, 2011 and 2012, respectively.

Senior Secured Credit Facilities

        On June 1, 2011, the Company entered into a new senior secured credit agreement that originally provided $1.15 billion in senior secured credit facilities, comprised of an $850.0 million, seven-year term loan facility and a $300.0 million, five-year revolving credit facility, including a $75.0 million sublimit for the issuance of standby letters of credit and a $25.0 million sublimit for swingline loans.

        The Company used borrowings under the senior secured credit facilities to refinance all of its outstanding indebtedness under its previously existing senior secured credit facilities, to repurchase $266.5 million aggregate principal amount of its 7 5/8% senior subordinated notes due 2015 and to repay all $150.0 million of Holdings' 10% senior subordinated notes due 2015. The Company recognized a loss on early retirement of debt for the year ended December 31, 2011 of $20.4 million related to these transactions. Borrowings under the senior secured credit facilities are guaranteed by Holdings and substantially all of the Company's current domestic subsidiaries and will be guaranteed by the Company's future domestic subsidiaries and secured by substantially all of the Company's existing and future property and assets and by a pledge of the Company's capital stock, the capital stock of Company's domestic subsidiaries and up to 65% of the capital stock of the Company's foreign subsidiaries, if any.

        On August 13, 2012, the Company entered into an additional credit extension amendment to its senior secured credit facilities providing for a $275.0 million additional term loan tranche to the Company at the same interest rate and with the same term as the then existing term loan facility.

        Borrowings under the senior secured credit facilities will bear interest at a rate equal to:

  •
  in the case of the term loans, Adjusted LIBO plus 3.75%, or Alternate Base Rate plus 2.75%; and

  •
  in the case of the revolving loans, Adjusted LIBO plus a percentage ranging from 2.75% to 3.75%, or Alternate Base Rate plus a percentage ranging from 1.75% to 2.75%, in each case based on the Company's leverage ratio (the ratio of indebtedness to consolidated EBITDA, as defined in the senior secured credit agreement).

        "Adjusted LIBO" is defined as, with respect to any interest period, the London interbank offered rate for such interest period, adjusted for any applicable statutory reserve requirements; provided that Adjusted LIBO, when used in reference to the term loans, will at no time be less than 1.75% per annum.

        "Alternate Base Rate" is defined as the highest of (a) the administrative agent's Prime Rate, (b) the Federal Funds Effective Rate plus 1/2 of 1.00% and (c) the Adjusted LIBO from time to time for an interest period of one month, plus 1.00%.

        As of December 31, 2012, the applicable margin percentage for revolving loans was (1) 2.25% for Alternate Base Rate loans and (2) 3.25% for Adjusted LIBO loans.

        The term loans amortize in equal quarterly installments on the last day of each March, June, September and December in aggregate amounts equal to $2.8 million. The balance of the term loans will be payable on June 1, 2018, however if on the 90th day prior to the scheduled final maturity date of the Company's 7 5/8% senior subordinated notes due 2015 (the "Tranche B Trigger Date") more than $60.0 million in aggregate principal amount of the Company's 7 5/8% senior subordinated notes due 2015 are outstanding, the maturity date for the term loans will be the Tranche B Trigger Date. Similarly, the revolving credit facility will be payable on June 1, 2016, however if on the 90th day prior to the scheduled final maturity date of the Company's 7 5/8% senior subordinated notes due 2015 (the "Revolving Trigger Date") more than $60.0 million in aggregate principal amount of the Company's 7 5/8% senior subordinated notes due 2015 are outstanding, the maturity date for the revolving credit facility will be the Revolving Trigger Date.

        The Company will be required to prepay borrowings under the senior secured credit facilities with (1) 100% of the net cash proceeds received from non-ordinary course asset sales or other dispositions, or as a result of a casualty or condemnation, subject to reinvestment provisions and other customary carveouts and the payment of certain indebtedness secured by liens subject to a first lien intercreditor agreement, (2) 100% of the net cash proceeds received from the issuance of debt obligations other than certain permitted debt obligations, and (3) 50% of excess cash flow (as defined in the senior secured credit agreement) if the Company's leverage ratio is greater than 3.75 to 1.00 and 25% of excess cash flow if Company's leverage ratio is less than or equal to 3.75 to 1.00 and greater than 3.25 to 1.00, in each case, reduced by the aggregate amount of term loans optionally prepaid during the applicable fiscal year. The Company will not be required to prepay borrowings with excess cash flow if the Company's leverage ratio is less than or equal to 3.25 to 1.00.

        The senior secured credit facilities require the Company to maintain a leverage ratio, which is tested quarterly and becomes more restrictive over time, and prohibits the Company from making capital expenditures in excess of $125.0 million in any fiscal year (subject to a 50% carry-over provision). Failure to comply with these financial covenants would result in an event of default under the senior secured credit facilities and, absent a waiver or an amendment from the lenders, precludes the Company from making further borrowings under the revolving credit facility and permit the lenders to accelerate all outstanding borrowings under the senior secured credit facilities. As of December 31, 2012, the Company was in compliance with all financial covenants related to the senior secured credit facilities.

        The senior secured credit facilities also contain a number of affirmative and restrictive covenants, including limitations on mergers, consolidations and dissolutions; sales of assets; investments and acquisitions; indebtedness; liens; affiliate transactions; and dividends and restricted payments. The senior secured credit facilities contain events of default for non-payment of principal and interest when due, cross-default and cross-acceleration provisions and an event of default that would be triggered by a change of control.

Senior Subordinated Notes

        On February 24, 2005, EGL Acquisition Corp. sold $660.0 million of 7 5/8% senior subordinated notes due 2015 which the Company assumed in the Merger. The net proceeds of the offering were used to finance a portion of the Merger consideration, refinance certain of the Company's existing indebtedness, and pay related fees and expenses. The senior subordinated notes are unconditionally guaranteed on a senior subordinated basis by all of the Company's wholly-owned subsidiaries (the "Subsidiary Guarantors"). Certain of the Company's subsidiaries that were not wholly-owned by the Company did not guarantee the senior subordinated notes (the "Non-Guarantor Subsidiaries"). The guarantees of the senior subordinated notes are subordinated in right of payment to all existing and future senior indebtedness of the Subsidiary Guarantors, including any borrowings or guarantees by those subsidiaries under the senior secured credit facility. The senior subordinated notes rank equally in right of payment with all of the Company's existing and future senior subordinated indebtedness and senior to all of the Company's existing and future subordinated indebtedness. The senior subordinated notes were not guaranteed by Holdings.

        The Company is entitled at its option, effective February 1, 2013 to redeem all or a portion of the senior subordinated notes at face value plus accrued interest to the redemption date.

        The Company is not required to make any mandatory redemption or sinking fund payments with respect to the senior subordinated notes. However, upon the occurrence of any change of control of the Company, each holder of the senior subordinated notes shall have the right to require the Company to repurchase such notes at a purchase price in cash equal to 101% of the principal amount thereof on the date of purchase plus accrued and unpaid interest, if any, to the date of purchase.

        The indenture governing the senior subordinated notes contains customary events of default and affirmative and negative covenants that, among other things, limit the Company's ability and the ability of its restricted subsidiaries to incur or guarantee additional indebtedness, pay dividends or make other equity distributions, purchase or redeem capital stock, make certain investments, enter into arrangements that restrict dividends from subsidiaries, transfer and sell assets, engage in certain transactions with affiliates and effect a consolidation or merger. As of December 31, 2012, the Company was in compliance with all debt covenants related to the senior subordinated notes.

        In 2008 and 2009 the Company repurchased a total of $48.5 million aggregate principal amount of the senior subordinated notes. In connection with the Company entering into a new senior secured agreement on June 1, 2011, the Company repurchased $266.5 million aggregate principal amount of the senior subordinated notes and on September 12, 2012, the Commpany redeemed $275.0 million aggregate principal amount of the senior subordinated notes.

Maturities of Long-Term Debt and Notes Payable

        Maturities of the Company's long-term debt for the years after 2012 are approximately as follows (in thousands):

2013	$11,646
2014	9,530
2015	79,440
2016	138,684
2017	8,701
2018 and beyond	1,054,942